Average Annual Total Returns{- Freedom 2025 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2025 Portfolio	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0551 Past 1 year	F0551 Past 5 years	F0551 Past 10 years
Total	15.95%	10.58%	8.89%	15.83%	10.48%	8.78%	15.68%	10.30%	8.62%	18.40%	15.22%	13.88%	13.56%	10.13%	8.87%